VESSEL PURCHASE PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Equipment Prepayment Activity

(in thousands of $)	2021	2020
At January 1	289,600	349,472
Deposits to vessel purchase prepayments	—	125,800
Transfers to vessels and equipment, net	(289,600)	(185,672)
At December 31	—	289,600